Taxation - Unused tax losses and tax credits (Details) - EUR (€) € in Millions	1 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Taxation
Provision for potential tax liability	€ 606	€ 638
Losses for which a deferred tax asset is recognised	86,908	100,502
Losses for which no deferred tax is recognised	36,941	32,935
Total unused tax losses or tax credits	€ 123,849	133,437
UK
Taxation
Corporation tax rate	19.00%
UK | Forecast
Taxation
Corporation tax rate	25.00%
Increase in deferred tax assets	€ 350
Within 0 to 5 years
Taxation
Losses for which a deferred tax asset is recognised	63	531
Losses for which no deferred tax is recognised	245	759
Total unused tax losses or tax credits	308	1,290
Beyond 6 years
Taxation
Losses for which a deferred tax asset is recognised	222	143
Losses for which no deferred tax is recognised	13,217	9,404
Total unused tax losses or tax credits	13,439	9,547
Unlimited
Taxation
Losses for which a deferred tax asset is recognised	86,623	99,828
Losses for which no deferred tax is recognised	23,479	22,772
Total unused tax losses or tax credits	€ 110,102	€ 122,600